Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 29, 2011
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000824036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2011 to

PROSPECTUS DATED MAY 1, 2011

GLOBAL REAL ESTATE SECURITIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the "Principal Investment Strategies" paragraph in the sub-section entitled "Investment, Risks and Performance" in the Risk/Return Summary section for the Global Real Estate Securities Fund in the Prospectus listed above:

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000824036_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2011 to

PROSPECTUS DATED MAY 1, 2011

GLOBAL REAL ESTATE SECURITIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the "Principal Investment Strategies" paragraph in the sub-section entitled "Investment, Risks and Performance" in the Risk/Return Summary section for the Global Real Estate Securities Fund in the Prospectus listed above:

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000824036_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2011 to

PROSPECTUS DATED MAY 1, 2011

GLOBAL REAL ESTATE SECURITIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the "Principal Investment Strategies" paragraph in the sub-section entitled "Investment, Risks and Performance" in the Risk/Return Summary section for the Global Real Estate Securities Fund in the Prospectus listed above:

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.